Acquisitions - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended			3 Months Ended	1 Months Ended			12 Months Ended	1 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Choice Care Card, LLC Acquisition	Jan. 03, 2012 Choice Care Card, LLC Acquisition	Jan. 03, 2012 Choice Care Card, LLC Acquisition Customer Relationships	Jan. 03, 2012 Choice Care Card, LLC Acquisition Developed technology	Feb. 01, 2012 TransitChek Acquisition	Sep. 30, 2012 TransitChek Acquisition	Feb. 01, 2012 TransitChek Acquisition Customer Relationships	Feb. 01, 2012 TransitChek Acquisition Trade names	Feb. 01, 2012 TransitChek Acquisition Developed technology	Dec. 31, 2012 Aflac Channel Partner Arrangement	Sep. 30, 2012 Planned Benefits Systems (PBS)	May 31, 2012 Planned Benefits Systems (PBS)	Dec. 31, 2012 Planned Benefits Systems (PBS)	Dec. 31, 2011 Planned Benefits Systems (PBS)	Aug. 31, 2010 Planned Benefits Systems (PBS)	Oct. 31, 2012 FBM	Dec. 31, 2012 FBM	Dec. 31, 2012 FBM	Dec. 31, 2011 FBM	Nov. 30, 2010 FBM	Dec. 31, 2012 Benefit Concepts, Inc.	Dec. 31, 2012 Benefit Concepts, Inc. Customer Relationships	Dec. 31, 2012 Benefit Concepts, Inc. Developed technology	Dec. 31, 2012 Benefit Concepts, Inc. Other Intangible Assets
Business Acquisition [Line Items]
Acquired outstanding common shares																100.00%					100.00%
Recorded change in fair value of contingent consideration		$ 600,000				$ 100,000								$ 1,100,000	$ 1,400,000				$ 500,000	$ 1,300,000
Contingent consideration paid		5,200,000										600,000	6,300,000				500,000
Reduction in contingent consideration	528,000																	2,300,000
Contingent consideration, fair value		11,100,000																300,000	300,000			11,800,000
Aggregate non-contingent portion of purchase price			8,700,000			31,100,000																17,000,000
Business acquisition, cash paid at closing			8,300,000			30,800,000
Contingent consideration, discount rate used to compute present value		5.30%
Weighted average cost of capital used to discount cash flows				13.00%				16.00%	15.00%													6.50%
Estimated contingencies expected to be paid in future						700,000
Estimated contingencies maturity period						4 years
Payment of contingent consideration paid during period							5,400,000
Payment in connection with employer clients transitioned											6,000,000
Expected life of intangible asset for amortization											7 years
Primarily cost of revenue expenses											500,000
Goodwill			9,400,000			20,200,000																19,000,000
Intangible assets, weighted average useful life				10 years	2 years			8 years 8 months 12 days	10 years	3 years												6 years 8 months 12 days	8 years	2 years 10 months 24 days	2 years 9 months 18 days
Finite-lived intangible asset acquired				9,200,000	600,000			8,800,000	900,000	4,400,000													8,000,000	2,400,000	200,000
Business acquisition, deferred tax liability																						$ 4,000,000